Taxes on Income (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [text block] [Abstract]
Israeli corporate income tax rate	23.00%	23.00%	24.00%
U.S. - weighted tax rate	21.00%
Carryforward operating losses (in New Shekels)	₪ 79,263